Fair Value of Financial Instruments (Details 3) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Securities available for sale	$ 595
Securities available for sale [Member]
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Securities available for sale	595
Valuation Techniques	Last sale price
Impaired loans [Member]
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Impaired loans	6,734
Valuation Techniques	Discounted cash flow Discounted appraised value
Unobservable Input	Constant prepayment rate, selling cost and discount for lack of marketability
Other real estate owned [Member]
Quantitative information about Level 3 Fair Value Measurements
Fair Value, Other real estate owned	$ 212
Valuation Techniques	Discounted appraised value
Unobservable Input	Selling cost and discount for lack of marketability